Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events	Subsequent events
Openpay Argentina S.A. – Capital contribution
On February 4, 2026, a capital contribution in the amount of 123,730 was made to Openpay Argentina S.A. This contribution is intended to provide working capital for the conduct of its activities. It should also be noted that, at the Shareholders’ Meeting held on the same date, 123,729,522 common, registered, non-endorsable shares, with a par value of ARS 1 each and one vote per share, were issued in favor of the Bank.
The Bank’s ownership interest did not change and, as of the date of the contribution, remained at 12.51% of the company.

Debt securities issued by the Bank - Class 40/41
In February and March of 2026, the Entity issued corporate bonds under the conditions detailed below:

Issuance conditions
Class	40	41
Term	18 months	12 months
Currency	Dollar	Pesos
Amortization	Bullet	Bullet
Payment of interest	Semi-annual	Quarterly
Nominal Value	36,503	45,457,222
Annual Nominal	5%	TAMAR + 3.50%
No other events or transactions have occurred between year-end and the date of these Consolidated Financial Statements which may significantly affect the Entity’s financial position or results of operations as of December 31, 2025.